SUPPLEMENT DATED JUNE 30, 2026
TO

PROSPECTUSES DATED APRIL 29, 2011
FOR PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE
AND FUTURITY ACCUMULATOR II VARIABLE UNIVERSAL LIFE INSURANCE

PROSPECTUS DATED NOVEMBER 3, 2008
FOR FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

PROSPECTUS DATED MAY 1, 2008
FOR FUTURITY PROTECTOR II VARIABLE UNIVERSAL LIFE INSURANCE

PROSPECTUSES DATED APRIL 25, 2007
FOR FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE,
FUTURITY ACCUMULATOR VARIABLE UNIVERSAL LIFE INSURANCE,
FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE,
AND FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT I

NOTICE REGARDING THE AVAILABILITY OF THE COMPANY’S AUDITED FINANCIAL STATEMENTS

Audited financial statements for Delaware Life Insurance Company (the “Company”) for the year-ended December 31, 2025 are now available.  Copies of the financial statements accompany this notice.  Additional copies are also available to you upon request, without charge, by calling (800) 477-6545 or by sending an email request to customer.relations@delawarelife.com.  As a reminder, the Company’s 2025 audited financial statements were delayed due to a review of the Company’s affiliate and related-party transactions, which has been completed.  The review identified errors relating to the identification and presentation of certain related-party investments and, to correct the errors, the Company has restated certain 2024 disclosures in the Notes to the 2025 audited financial statements.  Other than the corrected Notes disclosures, there has been no restatement of the 2024 information set forth in the 2025 financial statements.  Please see the Company’s 2025 audited financial statements for additional information.

The financial guarantees we provide under your Policy are supported by the Company’s general account and are subject to the Company’s financial strength and claims-paying ability.  The Company’s financial statements are relevant to the Company’s ability to meet its financial obligations under your Policy and should not be considered as having any bearing on the investment performance of the assets held in Delaware Life Variable Account I (the “Variable Account”).

Audited financial statements for the Variable Account for the year-ended December 31, 2025 were previously mailed to you.  Additional copies may be obtained upon request, without charge, by calling (800) 477-6545 or by sending an email request to customer.relations@delawarelife.com.

Please contact us at (800) 477-6545 with any questions regarding the Company’s financial statements, the Variable Account’s financial statements, or your Policy.

THE POLICIES REFERENCED IN THIS SUPPLEMENT ARE NO LONGER FOR SALE

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE